Equity Method Investment and Related Party Transaction	3 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment and Related Party Transaction

Note 7 – Equity Method Investment and Related Party Transactions

Investment in and License Agreement with Zol Solutions, Inc.

We hold an investment in 203,000 shares of preferred stock of Zol Solutions, Inc., or ZolTrain. In connection with the investment, we received the right to appoint one of three members of ZolTrain's board of directors and the Akerna board member may only be removed from the ZolTrain board by us and we retain the right to fill the vacancy. The ZolTrain preferred stock is convertible into shares of common stock of ZolTrain at a conversion rate of $1.232 per share at our option and contains certain anti-dilution protection in the event of certain future issuances of securities by ZolTrain. We are entitled to vote the number of common shares in which the ZolTrain preferred stock is convertible into at any meeting of the ZolTrain stockholders. The investment also provides us with rights of first refusal with respect to newly issued securities of ZolTrain as well as issued and outstanding securities of ZolTrain that are offered to third parties.

We have determined that ZolTrain is a VIE for accounting purposes. However, we are not required to consolidate ZolTrain in our financial statements because we are not ZolTrain's primary beneficiary. As of September 30, 2020, our maximum exposure to loss was equal to the carrying value of our initial investment of $250,000. We have concluded that the ZolTrain Preferred is in substance common stock because the liquidation preference provided is not substantive, as such, the equity method of accounting is applicable to in substance common stock. As a result of our representation on the board of directors, we determined that we can exert significant influence over the day to day operations of ZolTrain therefore; we account for this investment using the equity method of accounting, which requires we recognize our share of the ZolTrain operations in our results of operations. For the three months ended September 30, 2020 we have recognized equity in loss of investee of $1,535, which represents our share of ZolTrain's losses since our investment.

Subsequent to our investment, we entered into a nonexclusive license/reseller agreement with ZolTrain, effective October 24, 2019, to provide ZolTrain's online cannabis training platform as a co-branded integration option into our MJ Platform and Leaf Data Systems, which is a related party transaction. ZolTrain will share subscription-based revenue generated from our customers with us. The amount of the share of the revenue for each of us and ZolTrain will depend on both (a) the number of training modules accessed by a customer and (b) which party created the accessed content. In addition to the revenue sharing arrangement, the license/reseller agreement provides us with the right to receive additional consideration from ZolTrain in the form of an equity earnout if certain revenue milestones are achieved during 2020, 2021, and 2022. Our ability to recognize revenue from the additional earnout consideration in the future will mainly depend on whether it becomes probable that such revenue milestones will be achieved. For the three months ended September 30, 2020 we have not recognized any revenue from this agreement.

Employment of Scott Sozio

In July 2019, we hired Mr. Scott Sozio, at will, to serve as our Head of Corporate Development. Mr. Sozio receives an annual base salary of $150,000, which is to be credited against certain variable bonus compensation to be paid in a combination of cash and equity pursuant to the Incentive Plan once every twelve-month period. The terms of such bonus payment include the payment of 1% of the transaction value of acquisition transactions completed by Akerna, payable one-half as cash compensation and one-half in restricted stock units of Akerna.

In April 2020, Mr. Sozio was granted 1,230 restricted stock units of the Akerna under our 2019 Equity Incentive Plan in relation to the closing of our acquisition of Trellis, which vested immediately. In August of 2020, Mr. Sozio's compensation was restructured and he was granted 92,166 restricted stock units, which vest one quarter each year beginning on July 1, 2021. In September 2020, Mr. Sozio was granted 10,000 restricted stock units as part of our annual employee grants, which vest one quarter each year beginning on July 1, 2021 and 38,527 restricted stock units in connection with the closing of our acquisition of Ample, which vested immediately. Additionally, Mr. Sozio received a cash bonus of $225,000 in connection with the Ample acquisition.

TechMagic Software Development Services

During the three months ended September 30, 2020, our wholly-owned subsidiary Solo was invoiced by TechMagic USA LLC, a Massachusetts limited liability, or TechMagic, for an amount of $291,000. When we acquired Solo in January 2020, we recognized a preacquisition liability of payable to TechMagic of $265,000. Following our acquisition and for the remainder of our fiscal year ended June 30, 2020, we received invoices totaling an aggregate additional amount of $392,000. The invoices set forth services that TechMagic purports to have provided to Solo regarding development of mobile software applications for MJF and Solo between March and September 2020. Mr. Ashesh Shah, our Chief Technology Officer from the date of the Solo acquisition through June 30, 2020, formerly the president of Solo and as of September 30, 2020, a minority holder of common stock, to our knowledge, the founder and one of the principal managers of TechMagic. The invoices state that the services were rendered pursuant to the terms of an agreement regarding the development of mobile software products for Solo, entered into between Solo and TechMagic at a time when Mr. Shah was a principal at both entities. As of September 30, 2020, a $553,000 payable to TechMagic was included in accounts payable and accrued liabilities on our condensed consolidated balance sheet.